Net Income (loss) per share (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stock Options and RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	1,139,093	558,101
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	6,891,805	444,982
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	14,281,632